UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		June 30, 2017
Shares		Fair Value
	Investments in Securities – 131.02%
	Common Stocks – 123.53%
	Canada – 0.54%
	Retail - Restaurants – 0.54%
172,350	Restaurant Brands International Inc	$10,778,769
	Total Canada (cost $9,974,575)	$10,778,769

	China – 14.89%
	E-Commerce / Products – 6.23%
571,190	Alibaba Group Holding Ltd ADR * (a)	80,480,671
888,270	JD.com Inc ADR *	34,837,949
894,612	Vipshop Holdings Ltd ADR * (a)	9,438,157
		124,756,777
	Entertainment Software – 2.17%
144,571	NetEase Inc ADR	43,462,380
	Internet Application Software – 3.21%
1,796,400	Tencent Holdings Ltd	64,248,779
	Internet Content - Entertainment – 0.28%
82,911	Weibo Corp ADR *	5,511,094
	Internet Content - Information / Networks – 3.02%
710,909	SINA Corp *	60,405,938
	Total China (cost $220,909,252)	$298,384,968

	France – 1.11%
	Entertainment Software – 1.11%
393,059	UBISOFT Entertainment *	22,271,715
	Total France (cost $11,406,152)	$22,271,715

	Germany – 2.36%
	Athletic Footwear – 2.36%
247,469	Adidas AG	47,347,566
	Total Germany (cost $45,032,663)	$47,347,566

	Hong Kong – 1.69%
	Energy - Alternate Sources – 1.69%
27,130,000	China Everbright International Ltd	33,849,727
	Total Hong Kong (cost $16,734,766)	$33,849,727

	Israel – 0.39%
	Electronic Components - Semiconductors – 0.39%
325,556	Tower Semiconductor Ltd * (a)	7,764,511
	Total Israel (cost $5,095,563)	$7,764,511

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stocks (continued)
	Japan – 11.72%
	Audio / Video Products – 4.38%
2,299,000	Sony Corp	$87,695,924
	Chemicals - Specialty – 2.11%
466,200	Shin-Etsu Chemical Co Ltd	42,259,229
	Cosmetics & Toiletries – 1.90%
1,069,400	Shiseido Co Ltd	38,013,382
	Electronic Components - Miscellaneous – 0.99%
688,100	Alps Electric Co Ltd	19,841,972
	Finance - Other Services – 1.36%
1,508,838	Japan Exchange Group Inc	27,327,210
	Metal Products - Distribution – 0.98%
862,373	MISUMI Group Inc	19,694,278
	Total Japan (cost $160,170,487)	$234,831,995

	United States – 90.83%
	Aerospace / Defense – 2.41%
106,510	General Dynamics Corp (a)	21,099,631
105,510	Northrop Grumman Corp	27,085,472
		48,185,103
	Applications Software – 4.32%
1,254,340	Microsoft Corp	86,461,656
	Auction House / Art Dealer – 0.92%
441,260	KAR Auction Services Inc	18,519,682
	Building Products - Cement / Aggregate – 2.75%
147,070	Martin Marietta Materials Inc	32,734,841
176,740	Vulcan Materials Co	22,389,423
		55,124,264
	Coatings / Paint – 3.05%
174,221	Sherwin-Williams Co	61,144,602
	Commercial Services - Finance – 3.30%
414,550	Global Payments Inc	37,442,156
534,495	PayPal Holdings Inc *	28,686,347
		66,128,503
	Commercial Services – 1.78%
283,600	Cintas Corp (a)	35,744,944

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Aided Design – 7.00%
205,360	Aspen Technology Inc * (a)	$11,348,194
1,989,233	Cadence Design Systems Inc * (a)	66,619,413
854,238	Synopsys Inc * (a)	62,299,577
		140,267,184
	Computer Software – 1.73%
900,220	SS&C Technologies Holdings Inc	34,577,450
	Computers - Integrated Systems – 0.58%
276,060	Mercury Systems Inc *	11,619,365
	E-Commerce / Products – 1.30%
26,804	Amazon.com Inc *	25,946,272
	E-Commerce / Services – 0.30%
343,500	Match Group Inc *	5,970,030
	Electronic Components - Semiconductors – 8.12%
178,837	Broadcom Ltd	41,677,963
707,830	Microchip Technology Inc	54,630,319
118,188	Skyworks Solutions Inc	11,340,139
855,220	Xilinx Inc (a)	55,007,750
		162,656,171
	Enterprise Software / Services – 0.14%
141,058	Alteryx Inc *	2,753,452
	Entertainment Software – 11.15%
1,304,560	Activision Blizzard Inc (a)	75,103,519
781,401	Electronic Arts Inc * (a)	82,609,714
893,444	Take-Two Interactive Software Inc *	65,560,921
		223,274,154
	Finance - Credit Card – 5.31%
449,260	MasterCard Inc, Class A (a)	54,562,627
552,800	Visa Inc, Class A (a)	51,841,584
		106,404,211
	Finance - Other Services – 5.23%
244,610	CME Group Inc (a)	30,634,956
1,124,100	Intercontinental Exchange Inc	74,100,672
		104,735,628
	Internet Content - Entertainment – 4.58%
607,509	Facebook Inc, Class A *	91,721,709
	Machinery - Electrical Utilities – 1.03%
424,810	BWX Technologies Inc (a)	20,709,488
	Medical - Biomedical / Genetics – 3.93%
606,400	Celgene Corp * (a)	78,753,168
	Medical - Wholesale Drug Distribution – 1.11%
616,414	Premier Inc, Class A * (a)	22,190,904

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Diversified – 5.88%
431,720	American Tower Corp (a)	$57,125,190
141,138	Equinix Inc (a)	60,570,784
		117,695,974
	Retail - Discount – 4.39%
145,212	Costco Wholesale Corp (a)	23,223,755
108,107	Dollar General Corp (a)	7,793,434
813,330	Dollar Tree Inc * (a)	56,868,034
		87,885,223
	Retail - Perfume & Cosmetics – 1.82%
126,990	Ulta Salon Cosmetics & Fragrance Inc *	36,489,307
	Retail - Restaurants – 0.70%
360,416	Yum China Holdings Inc *	14,211,203
	Semiconductor Components - Integrated Circuits – 2.73%
704,470	Analog Devices Inc (a)	54,807,766
	Semiconductor Equipment – 4.80%
581,511	Applied Materials Inc (a)	24,022,219
280,063	Lam Research Corp (a)	39,609,310
1,089,337	Teradyne Inc (a)	32,712,790
		96,344,319
	Telephone - Integrated – 0.45%
299,570	Zayo Group Holdings Inc * (a)	9,256,714
	Total United States (cost $1,343,706,534)	$1,819,578,446

	Total Common Stock (cost $1,813,029,992)	$2,474,807,697

	Short-Term Securities – 7.14%
	United States – 7.14%
	Dreyfus Treasury & Agency Cash Management, Institutional
142,965,969	Shares, 0.21% (a) (b)	142,965,969
	Total United States (cost $142,965,969)	$142,965,969

	Total Short-Term Securities (cost $142,965,969)	$142,965,969

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2017
Par		Fair Value
	Convertible Bond – 0.35%
	United States – 0.35%
	E-Commerce / Services – 0.35%
4,825,000	Priceline Group Inc, 0.35% Debenture due 06/15/2020	$7,086,719
	Total United States (cost $5,859,421)	$7,086,719
	Total Convertible Bond (cost $5,859,421)	$7,086,719
	Total Investments in Securities (cost $1,961,855,382) †	$2,624,860,385
	Other Liabilities in Excess of Assets - (31.02%) **	$(621,525,289)
	Net Assets - 100.00%	$2,003,335,096

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)	The rate shown is the current yield as of June 30, 2017. $120,171,652 is pledged in a collateral account by the Custodian for derivatives related trading.
*	Non-income producing security.
**	Includes $34,221,261 invested in a BNY Mellon Money Market Account, which is 1.71% of net assets.
ADR	American Depositary Receipt
†	At September 30, 2016, the aggregate cost for federal income tax purposes is $1,754,917,081. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$433,241,116
Excess of cost of value	(25,828,167)
$407,412,949

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2017
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Aerospace / Defense	2.41
Applications Software	4.32
Athletic Footwear	2.36
Auction House / Art Dealer	0.92
Audio / Video Products	4.38
Building Products - Cement / Aggregate	2.75
Chemicals - Specialty	2.11
Coatings / Paint	3.05
Commercial Services - Finance	3.30
Commercial Services	1.78
Computer Aided Design	7.00
Computer Software	1.73
Computers - Integrated Systems	0.58
Cosmetics & Toiletries	1.90
E-Commerce / Products	7.53
E-Commerce / Services	0.65
Electronic Components - Miscellaneous	0.99
Electronic Components - Semiconductors	8.51
Energy - Alternate Sources	1.69
Enterprise Software / Services	0.14
Entertainment Software	14.43
Finance - Credit Card	5.31
Finance - Other Services	6.59
Internet Application Software	3.21
Internet Content - Entertainment	4.85
Internet Content - Information / Networks	3.01
Machinery - Electrical Utilities	1.03
Medical - Biomedical / Genetics	3.93
Medical - Wholesale Drug Distribution	1.11
Metal Products - Distribution	0.98
REITS - Diversified	5.88
Retail - Discount	4.39
Retail - Perfume & Cosmetics	1.82
Retail - Restaurants	1.25
Semiconductor Components - Integrated Circuits	2.74
Semiconductor Equipment	4.80
Short-Term Securities	7.14
Telephone - Integrated	0.45
Total Investments in Securities	131.02%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

		June 30, 2017
Contracts		Fair Value
	Purchased Options – 4.28%
	Call Options – 2.49%
	China – 0.32%
	E-Commerce / Products – 0.32%
3,532	JD.com Inc ADR, 09/15/2017, $30.00	$3,373,060
3,536	JD.com Inc ADR, 09/15/2017, $31.00	3,058,640
		6,431,700
	Total China (cost $4,014,658)	$6,431,700

	United States – 2.17%
	Automobile - Cars / Light Trucks – 0.03%
35,501	Ford Motor Co, 09/15/2017, $13.00	71,002
17,869	Ford Motor Co, 12/15/2017, $12.00	482,463
		553,465
	Beverage - Non-alcoholic – 0.10%
10,606	Coca-Cola Co, 11/17/2017, $44.00	1,993,928
	Computers – 0.35%
3,550	Apple Inc, 08/18/2017, $125.00	6,975,750
	Consumer Products - Miscellaneous – 0.08%
3,536	Kimberly-Clark Corp, 10/20/2017, $130.00	1,591,200
	Cosmetics & Toiletries – 0.04%
3,532	Proctor & Gamble Co, 10/20/2017, $87.50	688,740
	Diversified Manufacturing Operations – 0.03%
17,662	General Electric Co, 09/15/2017, $31.00	52,986
17,676	General Electric Co, 12/15/2017, $30.00	477,252
		530,238
	Electronic Components - Semiconductors – 0.82%
14,129	Intel Corp, 08/18/2017, $37.00	169,548
3,536	NVIDIA Corp, 09/15/2017, $100.00	15,912,000
3,532	Texas Instruments Inc, 07/21/2017, $77.50	445,032
		16,526,580
	Enterprise Software / Services – 0.20%
2,859	Workday Inc, 09/15/2017, $85.00	4,059,780
	Internet Content - Entertainment – 0.40%
2,662	Netflix Inc, 08/18/2017, $120.00	8,065,860
	Retail - Discount – 0.00%
7,066	Target Corp, 07/21/2017, $60.00	7,066
	Sector Fund - Real Estate – 0.09%
10,720	iShares U.S. Real Estate ETF, 12/15/2017, $81.00	1,876,000
	Sector Fund - Utility – 0.03%
10,651	Utilities Select Sector SPDR Fund ETF, 09/15/2017, $53.00	639,060
	Total United States (cost $42,800,010)	$43,507,667
	Total Call Options (cost $46,814,668)	$49,939,367

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

		June 30, 2017
Contracts		Fair Value
	Put Options – 1.79%
	United States – 1.79%
	Currency – 0.02%
123,738,296	USD / CNH, 02/01/2018, $7.25	$374,781
	Growth & Income - Large Cap – 0.30%
13,901	S&P 500 SPDR ETF Trust, 09/15/2017, $230.00	2,529,982
6,599	S&P 500 SPDR ETF Trust, 01/19/2018, $230.00	3,576,658
		6,106,640
	Sector Fund - Technology – 1.36%
46,460	PowerShares QQQ Trust Series 1 ETF, 01/19/2018, $130.00	18,955,680
13,937	PowerShares QQQ Trust Series 1 ETF, 01/19/2018, $136.00	8,306,452
		27,262,132
	Sector Fund - Utility – 0.11%
10,720	Utilities Select Sector SPDR Fund ETF, 01/19/2018, $52.00	2,144,000
	Total United States (cost $45,315,731)	$35,887,553
	Total Put Options (cost $45,315,731)	$35,887,553
	Total Purchased Options (cost $92,130,399)	$85,826,920

ADR	American Depositary Receipt
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

June 30, 2017
Percentage of
Purchased Options - By Industry	Net Assets (%)
Automobile - Cars / Light Trucks	0.03
Beverage - Non-alcoholic	0.10
Computers	0.35
Consumer Products - Miscellaneous	0.08
Cosmetics & Toiletries	0.04
Currency	0.02
Diversified Manufacturing Operations	0.03
E-Commerce / Products	0.32
Electronic Components - Semiconductors	0.82
Enterprise Software / Services	0.20
Growth & Income - Large Cap	0.30
Internet Content - Entertainment	0.40
Retail - Discount	0.00
Sector Fund - Real Estate	0.09
Sector Fund - Technology	1.36
Sector Fund - Utility	0.14
Total Purchased Options	4.28%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		June 30, 2017
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 48.72%
	Common Stocks – 45.52%
	China – 0.46%
	Computers – 0.29%
9,176,000	Lenovo Group Ltd	$5,794,911
	Metal Processors & Fabrication – 0.10%
4,484,000	China Zhongwang Holdings Ltd	1,970,181
	Semiconductor Components - Integrated Circuits – 0.07%
1,255,500	Semiconductor Manufacturing International Corp	1,455,498
	Total China (proceeds $15,361,093)	$9,220,590

	Hong Kong – 2.42%
	Distribution / Wholesale – 0.19%
10,372,000	Li & Fung Ltd	3,773,352
	Electric - Integrated – 0.72%
1,638,000	Power Assets Holdings Ltd	14,467,536
	Finance - Other Services – 0.73%
564,747	Hong Kong Exchanges and Clearing Ltd	14,598,946
	Gas - Distribution – 0.78%
8,273,540	Hong Kong & China Gas Co Ltd	15,558,361
	Total Hong Kong (proceeds $47,182,419)	$48,398,195

	India – 0.55%
	Computer Services – 0.55%
739,020	Infosys Ltd ADR	11,100,080
	Total India (proceeds $12,114,321)	$11,100,080

	Japan – 3.73%
	Automobile - Cars / Light Trucks – 0.79%
150,427	Toyota Motor Corp ADR	15,797,844
	Electric Products - Miscellaneous – 0.41%
357,500	Brother Industries Ltd	8,250,245
	Electric - Integrated – 0.71%
786,200	Chubu Electric Power Co Inc	10,443,249
279,321	Kansai Electric Power Co Inc	3,845,760
		14,289,009
	Photo Equipment & Supplies – 0.63%
786,200	Nikon Corp	12,566,885
	Retail - Apparel / Shoes – 0.76%
45,500	Fast Retailing Co Ltd	15,153,168
	Retail - Discount – 0.43%
564,956	Aeon Co Ltd	8,582,947
	Total Japan (proceeds $73,625,835)	$74,640,098

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stocks (continued)
	Macau – 0.50%
	Casino Hotels – 0.50%
2,202,100	Sands China Ltd	$10,084,619
	Total Macau (proceeds $8,958,238)	$10,084,619

	Netherlands – 2.20%
	Semiconductor Equipment – 2.20%
338,243	ASML Holding NV	44,076,445
	Total Netherlands (proceeds $36,090,142)	$44,076,445

	Taiwan – 0.02%
	Electronic Components - Miscellaneous – 0.02%
71,476	AU Optronics Corp ADR	325,931
	Total Taiwan (proceeds $292,753)	$325,931

	United States – 35.64%
	Apparel Manufacturers – 0.96%
371,210	Hanesbrands Inc	8,597,224
185,620	VF Corp	10,691,712
		19,288,936
	Appliances – 0.42%
44,010	Whirlpool Corp	8,433,196
	Automobile - Cars / Light Trucks – 0.49%
869,320	Ford Motor Co	9,727,691
	Beverages - Non-alcoholic – 2.26%
1,009,589	Coca-Cola Co	45,280,067
	Casino Hotels – 0.85%
265,850	Las Vegas Sands Corp	16,985,157
	Commercial Services - Finance – 0.72%
44,710	Automatic Data Processing Inc	4,580,987
520,273	Western Union Co	9,911,201
		14,492,188
	Computer Services – 0.54%
366,590	Teradata Corp	10,810,739
	Computers – 1.41%
196,558	Apple Inc	28,308,283
	Computers - Memory Devices – 1.23%
634,601	Seagate Technology PLC	24,590,789
	Consumer Products - Miscellaneous – 1.39%
215,105	Kimberly-Clark Corp	27,772,207
	Cosmetics & Toiletries – 1.59%
365,890	Proctor & Gamble Co	31,887,314
	Diversified Manufacturing Operations – 0.90%
669,431	General Electric Co	18,081,331

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	E-Commerce / Services – 0.26%
2,820	Priceline Group Inc	$5,274,866
	Electric - Integrated – 3.05%
314,970	Consolidated Edison Inc	25,455,875
245,210	Duke Energy Corp	20,497,104
314,311	Southern Co	15,049,211
		61,002,190
	Electronic Components - Semiconductors – 5.74%
1,966,465	Intel Corp	66,348,529
259,099	NVIDIA Corp	37,455,351
145,982	Texas Instruments Inc	11,230,395
		115,034,275
	Enterprise Software / Services – 1.14%
235,869	Workday Inc	22,879,293
	Internet Content - Entertainment – 1.87%
251,016	Netflix Inc	37,504,301
	Motorcycle / Motor Scooter – 0.59%
219,086	Harley-Davidson Inc	11,835,026
	REITS - Apartments – 0.87%
48,611	AvalonBay Communities Inc	9,341,576
94,850	Camden Property Trust	8,110,624
		17,452,200
	REITS - Diversified – 0.77%
164,000	Vornado Realty Trust	15,399,600
	REITS - Health Care – 0.59%
367,410	HCP Inc	11,742,424
	REITS - Office Property – 1.14%
124,500	Boston Properties Inc	15,315,990
70,220	SL Green Realty Corp	7,429,276
		22,745,266
	REITS - Shopping Centers – 1.24%
93,811	Federal Realty Investment Trust	11,856,772
704,110	Kimco Realty Corp	12,920,419
		24,777,191
	REITS - Storage – 1.44%
119,319	Extra Space Storage Inc	9,306,882
93,811	Public Storage	19,562,408
		28,869,290
	Rental Automobile / Equipment – 0.24%
179,947	Avis Budget Group Inc	4,907,155

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Apparel / Shoes – 0.46%
729,370	Ascena Retail Group Inc	$1,568,146
461,560	Chico's FAS Inc	4,347,895
301,780	Tailored Brands Inc	3,367,865
		9,283,906
	Retail - Arts & Crafts – 0.20%
214,427	Michaels Cos Inc	3,971,188
	Retail - Bedding – 0.45%
295,070	Bed Bath & Beyond Inc	8,970,128
	Retail - Discount – 1.18%
452,980	Target Corp	23,686,324
	Retail - Mail Order – 0.52%
214,605	Williams-Sonoma Inc	10,408,343
	Retail - Regional Department Store – 1.13%
137,820	Dillard's Inc, Class A	7,950,836
379,909	Kohl's Corp	14,691,077
		22,641,913
	Total United States (proceeds $752,092,035)	$714,042,777

	Total Common Stocks (proceeds $945,716,836)	$911,888,735

	Exchange Traded Funds – 3.20%
	United States – 3.20%
	Sector Fund - Real Estate – 1.37%
343,082	iShares U.S. Real Estate ETF	27,367,651
	Sector Fund - Technology – 1.78%
435,149	VanEck Vectors Semiconductor ETF	35,621,297
	Sector Fund - Utility – 0.05%
20,430	Utilities Select Sector SPDR Fund ETF	1,061,543
	Total United States (proceeds $61,471,628)	$64,050,491

	Total Exchange Traded Funds (proceeds $61,471,628)	$64,050,491

	Total Securities Sold, Not Yet Purchased (proceeds $1,007,188,464)	$975,939,226

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

June 30, 2017
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Apparel Manufacturers	0.96
Appliances	0.42
Automobile - Cars / Light Trucks	1.28
Beverages - Non-alcoholic	2.26
Casino Hotels	1.35
Commercial Services - Finance	0.72
Computer Services	1.09
Computers	1.70
Computers - Memory Devices	1.23
Consumer Products - Miscellaneous	1.39
Cosmetics & Toiletries	1.59
Distribution / Wholesale	0.19
Diversified Manufacturing Operations	0.90
E-Commerce / Services	0.26
Electric Products - Miscellaneous	0.41
Electric - Integrated	4.48
Electronic Components - Miscellaneous	0.02
Electronic Components - Semiconductors	5.74
Enterprise Software / Services	1.14
Finance - Other Services	0.73
Gas - Distribution	0.78
Internet Content - Entertainment	1.87
Metal Processors & Fabrication	0.10
Motorcycle / Motor Scooter	0.59
Photo Equipment & Supplies	0.63
REITS - Apartments	0.87
REITS - Diversified	0.77
REITS - Health Care	0.59
REITS - Office Property	1.14
REITS - Shopping Centers	1.24
REITS - Storage	1.44
Rental Automobile / Equipment	0.24
Retail - Apparel / Shoes	1.22
Retail - Arts & Crafts	0.20
Retail - Bedding	0.45
Retail - Discount	1.61
Retail - Mail Order	0.52
Retail - Regional Department Store	1.13
Sector Fund - Real Estate	1.37
Sector Fund - Technology	1.78
Sector Fund - Utility	0.05
Semiconductor Components - Integrated Circuits	0.07
Semiconductor Equipment	2.20
Total Securities Sold, Not Yet Purchased	48.72%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts - 4.32%
	Total Return Swap Contracts - 4.32%
	Australia - (0.01%)
	Commercial Banks Non-U.S. - (0.09%)
$(14,651,059)	12/23/2019	Australia & New Zealand Banking Group Ltd	$(752,419)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
(15,399,019)	12/23/2019	Westpac Banking Corp	(1,066,495)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			(1,818,914)
	Food - Retail - 0.08%
(23,836,065)	12/23/2019	Wesfarmers Ltd	85,850
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
(10,832,141)	12/23/2019	Woolworths Ltd	1,498,277
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			1,584,127
	Total Australia		$(234,787)

	Denmark - (0.12%)
	Commercial Services - Finance - (0.03%)
7,570,116	2/25/2019	Nets A/S	(617,186)
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Nets A/S in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%*.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Denmark (continued)
	Medical - Drugs - (0.09%)
$(6,631,847)	2/25/2019	Novo Nordisk A/S, Class B	$(1,710,382)
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Novo Nordisk A/S, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Total Denmark		$(2,327,568)

	Japan - 0.16%
	Electric - Integrated - 0.10%
(8,966,627)	3/4/2019	Tokyo Electric Power Co Inc	2,008,348
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Gas - Distribution - (0.03%)
(20,700,306)	3/4/2019	Osaka Gas Co Ltd	(560,634)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Office Automation & Equipment - 0.03%
(18,369,944)	3/4/2019	Ricoh Co Ltd	632,657
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Japan (continued)
	Photo Equipment & Supplies - 0.06%
$(10,328,332)	3/4/2019	Konica Minolta Holdings Inc	$1,184,213
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.42%*.
	Total Japan		$3,264,584

	South Korea - 2.52%
	Electronic Components - Semiconductors - 2.52%
62,056,031	3/4/2019	Samsung Electronics Co Ltd	55,607,314
		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%*.
(12,034,620)	3/4/2019	SK Hynix Inc	(5,030,079)
		Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			50,577,235
	Total South Korea		$50,577,235

	Spain - 0.12%
	Food - Retail - 0.02%
(5,930,747)	2/25/2019	Distribuidora Internacional de Alimentacion SA	365,987
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Spain (continued)
	Satellite Telecommunications - 0.10%
$13,336,854	2/25/2019	Cellnex Telecom SAU	$2,012,407
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Spain		$2,378,394

	Switzerland - 0.03%
	Retail - Jewelry - 0.03%
(15,098,712)	5/8/2018	Swatch Group AG	636,251
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.48%*.
	Total Switzerland		$636,251

	Taiwan - (0.50%)
	Computers - Peripheral Equipment - (0.10%)
(12,349,255)	3/4/2019	Innolux Display Corp	(2,292,469)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%*.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Taiwan (continued)
	Electronic Components - Miscellaneous - (0.32%)
$(14,078,227)	3/4/2019	AU Optronics Corp	$(1,114,483)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.50%*.
(9,922,569)	3/4/2019	Hon Hai Precision Industry Co Ltd	(5,252,370)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			(6,366,853)
	Photo Equipment & Supplies - (0.02%)
28,382,829	3/4/2019	Largan Precision Co Ltd	(300,529)
		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%*.
	Semiconductor Components - Integrated Circuits - (0.06%)
(5,245,667)	3/4/2019	United Microelectronics Corp	(1,221,275)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Total Taiwan		$(10,181,126)

	United Kingdom - 0.38%
	Food - Retail - 0.08%
(4,238,558)	12/10/2018	Tesco PLC	1,594,584
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	United Kingdom (continued)
	Retail - Apparel / Shoes - 0.18%
$(15,045,535)	12/10/2018	Next PLC	$3,610,544
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%*.
	Retail - Discount - 0.02%
7,910,269	12/10/2018	B&M European Value Retail SA	493,564
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%*.
	Retail - Major Department Store - 0.10%
(13,277,877)	12/10/2018	Marks & Spencer Group PLC	1,950,746
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%*.
	Total United Kingdom		$7,649,438

	United States - 1.74%
	Private Equity - 0.18%
23,371,369	3/4/2019	Blackstone Group LP	2,996,917
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Blackstone Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%*.
10,095,280	3/4/2019	KKR & Co LP	509,553
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%*.
			3,506,470

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	United States (continued)
	Web Portals / ISP - 1.56%
$57,721,137	3/4/2019	Alphabet Inc, Class A	$31,334,312
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%*.
	Total United States		$34,840,782

	Total Return Swap Contracts		$86,603,203

*	Financing rate is variable. Rate indicated is as of June 30, 2017.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (concluded)

June 30, 2017
Percentage of
Total Return Swap Contracts - By Industry	Net Assets (%)
Commercial Banks Non-U.S.	(0.09)
Commercial Services - Finance	(0.03)
Computers - Peripheral Equipment	(0.10)
Electric - Integrated	0.10
Electronic Components - Miscellaneous	(0.32)
Electronic Components - Semiconductors	2.52
Food - Retail	0.18
Gas - Distribution	(0.03)
Medical - Drugs	(0.09)
Office Automation & Equipment	0.03
Photo Equipment & Supplies	0.04
Private Equity	0.18
Retail - Apparel / Shoes	0.18
Retail - Discount	0.02
Retail - Jewelry	0.03
Retail - Major Department Store	0.10
Satellite Telecommunications	0.10
Semiconductor Component - Integrated Circuits	(0.06)
Web Portals / ISP	1.56
Total Return Swap Contracts	4.32%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited)

						June 30, 2017
	Settlement	Currency		Currency		Unrealized
Counterparty	Date	Sold	Contracts	Bought	Contracts	Gain / (Loss)
Forward Currency Contracts – (0.08%)
Morgan Stanley & Co., Inc	4/12/2018	CNH	445,526,684	USD	62,815,707	$(1,605,862)
Total Forward Currency Contracts						$(1,605,862)

CNH	Chinese Renminbi Yuan
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited) (concluded)

June 30, 2017
Percentage of
Forward Currency Contracts - By Industry	Net Assets (%)
Currency	(0.08)
Total Forward Currency Contracts	(0.08%)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2017 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Currency Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2017.

				Balance
	Level 1	Level 2	Level 3	June 30, 2017
Assets
Investment Securities
Common Stocks	$2,474,807,697	$-	$-	$2,474,807,697
Convertible Bond	-	7,086,719	-	7,086,719
Short-Term Securities	142,965,969	-	-	142,965,969
Purchased Options	85,452,139	374,781	-	85,826,920
Total Return Swap Contracts	-	106,521,524	-	106,521,524
Total Assets	$2,703,225,805	$113,983,024	$-	$2,817,208,829

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$911,888,735	$-	$-	$911,888,735
Exchange Traded Funds	64,050,491	-	-	64,050,491
Forward Currency Contracts	-	1,605,862	-	1,605,862
Total Return Swap Contracts	-	19,918,321	-	19,918,321
Total Liabilities	$975,939,226	$21,524,183	$-	$997,463,409

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2017 (Unaudited)(continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Equity securities (including listed warrants) traded or dealt in upon one or more domestic or foreign securities exchange are valued at their last reported composite sales prices as reported on such exchange(s). In the absence of any reported sale for a period of five consecutive business days, the price of a domestic or foreign exchange traded equity security will be deemed “stale” and such security valued at fair value.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above or below.

Domestic non-exchange traded equity securities and convertible bonds are valued at their last reported sales price. In the absence of any reported sale for a period of five consecutive business days, the price of a domestic non-exchange traded equity security will be deemed “stale” and such security valued at fair value.

Fixed income, municipal bonds and bank debt are valued using the bid prices obtained from two or more independent pricing agents. If two independent pricing agents are not available to provide bids, the bid quoted by a single independent pricing agent believed to be reliable will be used. If market quotations are not readily available, debt securities will be valued at fair value. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded or dealt in upon one or more domestic or foreign securities exchange are valued at their last reported bid price as reported on such exchange(s). In the absence of any reported bid price for a period of five consecutive business days, the price of a domestic or foreign exchange traded option will be deemed “stale” and such security valued at fair value. Non-exchange traded options are valued using the midpoint of bid and ask prices obtained from an independent pricing agent. If an independent pricing agent is not able to obtain bid and ask prices, non-exchange traded options will be valued at fair value.

If market quotations are not readily available, portfolio securities will be valued at fair value.

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the fiscal quarter ended June 30, 2017, no portfolio securities were valued at fair value.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

	a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of seeking maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2017 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	a.	Total Return Swaps (continued)

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2017, the fair value of the above-mentioned investments was $86,603,203.

b.

Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of correlation risk, counterparty credit risk and leverage risk.

At June 30, 2017, the fair value of the above-mentioned investments was $85,826,920.

c.

Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/(depreciation) from investment activities and foreign currency transactions on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2017 (Unaudited) (concluded)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.

Foreign Currency Transactions (continued)

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2017, the fair value of above-mentioned investments was $(1,605,862).

4.	Federal Income Tax Information

At September 30, 2016, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,754,917,081, and $742,173,658, respectively. For Federal income tax purposes, at September 30, 2016, accumulated net unrealized gain on portfolio investments was $407,412,949, consisting of $433,241,116 gross unrealized gain and $25,828,167 gross unrealized loss. The accumulated net unrealized loss on securities sold, not yet purchased, was $51,336,957, consisting of $42,923,557 gross unrealized gain and $94,260,514 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is primarily attributable to cumulative loss deferrals on wash sales. The difference between book basis and tax basis unrealized loss on securities sold, not yet purchased is primarily attributable to loss deferrals on unsettled short positions, straddles and wash sales.

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/25/2017

By (Signature and Title)*	/s/	George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	8/25/2017

* Print the name and title of each signing officer under his or her signature.